9. WARRANTS AND OPTIONS (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number of Options and Warrants
Outstanding beginning of period, Number of Options and Warrants	1,915,000
Granted, Number of Options and Warrants
Cancelled/forfeited, Number of Options and Warrants
Expired, Number of Options and Warrants	1,550,000
Exercised, Number of Options and Warrants
Outstanding at end of period, Number of Options and Warrants	365,000
Weighted Average Exericse Price
Outstanding at beginning of period, Weighted average exercise price	$ 0.08
Granted, Weighted average exercise price
Cancelled/forfeited, number of shares
Expired, Weighted average exercise price	$ 0.05
Exercised, Weighted average exercise price
Outstanding atend of period, Weighted average exercise price	$ 0.23